1. The Company and Significant Accounting Policies: Cash and Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Cash and Cash Equivalents:

Cash and Cash Equivalents:

For financial statement presentation purposes, the Company considers those short-term, highly liquid investments with original maturities of three months or less to be cash or cash equivalents. There were no cash equivalents as of December 31, 2015 and December 31, 2014.